BORROWINGS (Details) $ in Thousands		1 Months Ended		12 Months Ended
		Sep. 30, 2021 USD ($)	Oct. 31, 2020 USD ($) Institution	Dec. 31, 2023 USD ($)	Dec. 31, 2016 USD ($) Institution	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Sep. 30, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 JPY (¥)	Dec. 31, 2016 JPY (¥)
BANK BORROWINGS
Short-term borrowings related to project assets				$ 291,982										$ 333,521
Other short-term borrowings				1,513,216										1,110,295
Subtotal for short-term borrowings				1,805,198										1,443,816
Long-term borrowings related to project assets	[1]			450,455										318,987
Other long-term borrowings				815,510										494,419
Subtotal for long-term borrowings				1,265,965										813,406
Total				3,071,163										2,257,222
Secured borrowings				1,647,038
Short-term borrowings				690,215
Outstanding balance				3,071,163										2,257,222
Amount of development loan																						$ 75,000
Amount of matures				125,000
Long-term borrowings				581,983
Future principal repayment of long-term borrowings on project assets - current				75,550
Long-term borrowings				$ 3,071,163
Minimum
BANK BORROWINGS
Average interest rate on long-term borrowings (as a percent)				1.20%
Maximum
BANK BORROWINGS
Average interest rate on long-term borrowings (as a percent)				16.80%
Solar project
BANK BORROWINGS
Borrowings				$ 161,709										193,578			$ 118,406
Asset Pledged as Collateral without Right [Member]
BANK BORROWINGS
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings				414,195
Carrying value of inventories that serve as collateral for short-term and long-term borrowings				1,763
Carrying value of land use rights that serve as collateral for short-term and long-term borrowings				55,976
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings				462,959
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings				28,237
Carrying value of equity that serve as collateral for short-term and long-term borrowings				367,354
Carrying value of project assets that serve as collateral for short-term and long-term borrowings				233,740
Carrying value of solar power systems that serve as collateral for short-term and long-term borrowings				609,201
Tranche 1
BANK BORROWINGS
Amount of loan facility														57,198
Tranche 2
BANK BORROWINGS
Amount of loan facility														19,066
Green Bonds | Convertible Debt
BANK BORROWINGS
Total				227,424										225,977
Outstanding balance				227,424										225,977
Recurrent Energy, LLC
BANK BORROWINGS
Total				1,368,378										1,056,640
Outstanding balance				1,368,378										1,056,640
Recurrent Energy, LLC | Green Bonds
BANK BORROWINGS
Total				161,609										31,638
Outstanding balance				161,609										31,638
Azuma Kofuji Daiichi Hatsudensho G.K.
BANK BORROWINGS
Amount of loan facility																	230,759	¥ 24,513,530
Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Total																	27,429
Amount of loan facility														48,309		€ 45,000	61,132		€ 50,000
Outstanding balance																	27,429
Canadian Solar Project K.K.
BANK BORROWINGS
Term of facility (in years)		3 years	2 years		3 years
Amount of loan facility		$ 89,859	$ 88,200		$ 85,200																¥ 10,000,000		¥ 9,100,000	¥ 9,600,000
Number of participating financial institutions | Institution			11		13
Canadian Solar Project K.K. | Tranche 1
BANK BORROWINGS
Amount of loan facility				44,317		¥ 6,250,000									¥ 7,500,000
Canadian Solar Project K.K. | Tranche 2
BANK BORROWINGS
Amount of loan facility | ¥															¥ 2,500,000
Sunmex Renovables, S.A. De C.V. | Loan facility
BANK BORROWINGS
Total				25,584
Amount of loan facility																	60,000
Outstanding balance				25,584
Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility											$ 32,736	€ 30,000
CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount drawn				142,601
Amount of loan facility				375,229				¥ 2,590,000
CSI Solar Co., Ltd.
BANK BORROWINGS
Total				1,702,785										1,200,582
Outstanding balance				1,702,785										$ 1,200,582
CSI Cells (Yangzhou) Co., Ltd.
BANK BORROWINGS
Amount drawn				66,350
Amount of loan facility				263,132				1,900,000
Aurora 01 GK
BANK BORROWINGS
Amount of loan facility									$ 121,958	¥ 18,500,000
Long-term borrowings				128,818
Bank borrowings | Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount drawn				165,231
Bank borrowings | Canadian Solar Sunenergy (Jiaxing) Co. Ltd | Unsecured
BANK BORROWINGS
Amount of loan facility				262,044				1,869,600
Bank borrowings | Canadian Solar Sunenergy (Jiaxing) Co. Ltd | Borrowings secured by property, plant and equipment
BANK BORROWINGS
Amount of loan facility				57,949				413,209
Bank borrowings | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount drawn				113,415
Amount of loan facility | ¥								2,038,947
Unsecured Credit Facility | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility				25,761				180,000
Unsecured Credit Facility | CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount of loan facility				13,097				90,000
Credit facility
BANK BORROWINGS
Maximum borrowing capacity				5,254,518
Additional amount drawn of under borrowing				366,197
Available amount of credit facilities				2,725,820
Outstanding balance				2,162,501
Credit facility | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility													$ 100,000
Credit facility | Bank borrowings | Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount of loan facility				319,993				2,282,809
Credit facility | Bank borrowings | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility				293,293
Non-binding bank credit facilities
BANK BORROWINGS
Maximum borrowing capacity				2,587,712
Amount drawn				901,519
Short Term Note Payable
BANK BORROWINGS
Additional amount drawn of under borrowing				411,160
Non-recourse
BANK BORROWINGS
Short-term borrowings				146,869
Outstanding balance				374,840
Long-term borrowings				227,971
Term loan | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €																			25,000
Revolving credit facility | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €																			€ 25,000
Revolving credit facility | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility											110,500
Secured Credit Facility | CSI Solar Technology (Xining) Co., Ltd
BANK BORROWINGS
Amount of loan facility				267,532				1,858,947
Secured Credit Facility | CSI Cells (SuQian) Co., Ltd.
BANK BORROWINGS
Amount of loan facility				362,132				¥ 2,500,000
Financing facility | Brazilian subsidiaries
BANK BORROWINGS
Total				95,724
Amount of loan facility				60,292			R$ 490,934										$ 95,921			R$ 500,000
Outstanding balance				95,724
Non Recourse Project bonds
BANK BORROWINGS
Total				60,909
Outstanding balance				60,909
Non Recourse Project bonds | Brazilian subsidiaries
BANK BORROWINGS
Total				41,024
Amount of loan facility				101,213			285,000
Outstanding balance				41,024
Non Recourse Project Finance Facility [Member] | Brazilian subsidiaries
BANK BORROWINGS
Amount of loan facility				$ 40,921			R$ 205,934
Term Loan Facility Two | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Amount of loan facility											$ 20

[1]	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar power and battery energy storage assets that are expected to be sold within one year.